ACQUISITION OF BUSINESSES - DexKo Global Inc. (“DexKo”) (Details) - DexKo Global Inc. - Industrials $ in Millions	Oct. 04, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Voting interest	100.00%
Goodwill	$ 1,400
Intangible assets	2,200
Acquisition-related costs	$ 9
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 3,800
Non-controlling interest in acquiree recognised at acquisition date	$ 10